LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	9 Months Ended
Sep. 30, 2020
Other Income and Expenses [Abstract]
Schedule of Derivatives and Other Financial Items

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $)	2020	2019	2020	2019
Mark-to-market gains/(losses) for interest rate swaps	4,768	(10,860)	(41,918)	(53,836)
Net interest (expense)/income on un-designated interest rate swaps	(5,819)	923	(10,440)	5,430
Losses on derivative instruments, net	(1,051)	(9,937)	(52,358)	(48,406)

Amortization of Partnership Guarantee (see note 14)	436	510	1,357	1,579
Foreign exchange (losses)/gains on finance lease obligation and related restricted cash	(256)	249	263	(351)
Foreign exchange losses on operations	(53)	(15)	(280)	(23)
Financing arrangement fees and other costs	(156)	(203)	(342)	(448)
Other financial items, net	(29)	541	998	757